CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
NET REVENUES
- Educational program and services	¥ 525,134	$ 76,378	¥ 432,754	¥ 412,016
- Intellectualized operational services	6,374	927	11,170	0
Total net revenues	531,508	77,305	443,924	412,016
COST OF REVENUES
- Educational program and services	(331,939)	(48,279)	(249,400)	(238,742)
- Intellectualized operational services	(6,204)	(902)	(6,995)	0
Total cost of revenues	(338,143)	(49,181)	(256,395)	(238,742)
GROSS PROFIT	193,365	28,124	187,529	173,274
OPERATING EXPENSES
Selling and marketing	(43,751)	(6,363)	(36,710)	(41,818)
General and administrative	(132,718)	(19,303)	(142,252)	(145,513)
Research and development	(1,513)	(220)	(6,262)	(7,572)
Impairment loss	0	0	0	(22,402)
Total operating expenses	(177,982)	(25,886)	(185,224)	(217,305)
OPERATING (LOSS) INCOME	15,383	2,238	2,305	(44,031)
OTHER INCOME (EXPENSE)
Interest (expense) income, net	6,652	967	5,191	5,941
Foreign exchange (loss) gain, net	372	54	(522)	84
Other income, net	1,447	210	1,652	2,570
Gain from derecognition of liabilities	15,226	2,215	0	0
Gain on disposal of subsidiaries	0	0	38,145	0
Gain from deregistration of subsidiaries	2,858	416	0	0
Gain from fair value change of contingent consideration payable	5,444	792	0	0
Gain on sale of investment available for sale	1,056	154	8,768	4,329
Total other income	33,055	4,808	53,234	12,924
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	48,438	7,046	55,539	(31,107)
Income tax expense	(3,498)	(509)	(9,614)	(5,911)
NET (LOSS) INCOME	44,940	6,537	45,925	(37,018)
Less: Net loss attributable to non-controlling interests	(50)	(7)	(538)	(1,318)
NET (LOSS) INCOME ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	44,990	6,544	46,463	(35,700)
NET (LOSS) INCOME	44,940	6,537	45,925	(37,018)
OTHER COMPREHENSIVE INCOME, NET OF TAX
Foreign translation adjustments	1,304	190	3,876	(1,160)
Unrealized gains on short term investments
Unrealized holding gains arising during period	776	113	2,901	5,622
Less: reclassification adjustment for gains included in net income	651	95	5,606	3,870
Other comprehensive income	1,429	208	1,171	592
TOTAL COMPREHENSIVE (LOSS) INCOME	¥ 46,369	$ 6,745	¥ 47,096	¥ (36,426)
Net (loss) income per share-basic | (per share)	¥ 1.09	$ 0.16	¥ 1.20	¥ (0.93)
Net (loss) income per share-diluted | (per share)	¥ 1.08	$ 0.16	¥ 1.18	¥ (0.93)
Weighted average shares used in calculating basic net income (loss) per share	41,342,597	41,342,597	38,826,800	38,469,234
Weighted average shares used in calculating diluted net income (loss) per share	41,671,763	41,671,763	39,303,760	38,469,234
Share-based compensation expense included in:
Share-based compensation expense	¥ 8,121	$ 1,181	¥ 4,640	¥ 7,828
Selling and Marketing Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	0	0	0	0
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	8,121	1,181	4,640	7,828
Research and Development Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	¥ 0	$ 0	¥ 0	¥ 0